INCOME TAX - Schedule of components and annual movement of deferred income tax liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	€ (1,514)	€ (2,343)	€ (87)
Tangible fixed assets
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	(1,343)	(1,135)	0
Other liabilities
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	€ (171)	€ (1,208)	€ (87)